Settlement and trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total
Trade And Other Receivables [Line Items]
Financial assets	$ 580	$ 493
Payment service providers receivables
Trade And Other Receivables [Line Items]
Financial assets	453	368
Merchant receivables
Trade And Other Receivables [Line Items]
Financial assets	67	111
Debt collection receivables
Trade And Other Receivables [Line Items]
Financial assets	20	8
Other receivables
Trade And Other Receivables [Line Items]
Financial assets	40	6
Gross Carrying Amount
Trade And Other Receivables [Line Items]
Financial assets		8,473	$ 8,394
Gross Carrying Amount | Total
Trade And Other Receivables [Line Items]
Financial assets	606	510
Gross Carrying Amount | Payment service providers receivables
Trade And Other Receivables [Line Items]
Financial assets	454	368
Gross Carrying Amount | Merchant receivables
Trade And Other Receivables [Line Items]
Financial assets	92	128
Gross Carrying Amount | Debt collection receivables
Trade And Other Receivables [Line Items]
Financial assets	20	8
Gross Carrying Amount | Other receivables
Trade And Other Receivables [Line Items]
Financial assets	40	6
Allowance for ECL
Trade And Other Receivables [Line Items]
Financial assets		(332)	$ (311)
Allowance for ECL | Total
Trade And Other Receivables [Line Items]
Financial assets	(26)	(17)
Allowance for ECL | Payment service providers receivables
Trade And Other Receivables [Line Items]
Financial assets	(1)	0
Allowance for ECL | Merchant receivables
Trade And Other Receivables [Line Items]
Financial assets	(25)	(17)
Allowance for ECL | Debt collection receivables
Trade And Other Receivables [Line Items]
Financial assets	0	0
Allowance for ECL | Other receivables
Trade And Other Receivables [Line Items]
Financial assets	$ 0	$ 0